Note Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Note Payable

Note 6 – Note Payable

On April 27, 2020, the Company was granted a loan (the “PPP loan”) from Chase Bank in the aggregate amount of $38,000, pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act. At December 31, 2020, the note payable balance was $38,000. On September 7, 2021, the Company was notified by Chase Bank that the SBA had authorized the full forgiveness of the Company’s PPP loan. The Company recorded the full loan forgiveness as a gain on forgiveness of debt of $38,000, which is reflected in other income in the accompanying statements of operations.